Intangible Assets Net (Details) - Schedule of Intangible Assets, Net - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Intangible Assets, Net [Abstract]
Software	$ 1,414,291	$ 1,551,446
Subtotal	1,414,291	1,551,446
Less: accumulated amortization	(806,410)	(733,806)
Intangible asset, net	$ 607,881	$ 817,640